long-term debt - TELUS Corporation senior notes (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CAD ($) $ / NotesSeries $ / NotesSeries $ / $	Dec. 31, 2021 CAD ($)	Dec. 31, 2022 USD ($) $ / NotesSeries $ / NotesSeries $ / $	May 31, 2020 CAD ($) $ / NotesSeries	Dec. 31, 2019 $ / NotesSeries	Mar. 31, 2018 CAD ($) $ / NotesSeries	Mar. 31, 2017 $ / NotesSeries	Dec. 31, 2015 CAD ($) $ / NotesSeries	Apr. 30, 2014 CAD ($) $ / NotesSeries
TELUS Corporation notes
Long-term debt	$ 25,037	$ 20,852
Long-term debt prepayment premium		$ 10
TELUS Corporation senior notes
TELUS Corporation notes
Repurchase offer price, expressed as percentage of principal	101.00%
3.35% Notes, Series CJ
TELUS Corporation notes
Fixed interest rate	3.35%		3.35%
Issued	December 2012
Maturity	March 2023
Issue price per $1000 increment of debt | $ / NotesSeries	998.83		998.83
Effective interest rate	3.36%		3.36%
Principal face amount: Originally issued	$ 500
Long-term debt	$ 500
Redemption present value spread - Basis points	0.40%		0.40%
Redemption present value spread - Cessation date	Dec. 15, 2022
3.35% Notes, Series CK
TELUS Corporation notes
Fixed interest rate	3.35%		3.35%
Issued	April 2013
Maturity	April 2024
Issue price per $1000 increment of debt | $ / NotesSeries	994.35		994.35
Effective interest rate	3.41%		3.41%
Principal face amount: Originally issued	$ 1,100
Long-term debt	$ 1,100
Redemption present value spread - Basis points	0.36%		0.36%
Redemption present value spread - Cessation date	Jan. 2, 2024
3.75% Notes, Series CQ
TELUS Corporation notes
Fixed interest rate	3.75%		3.75%
Issued	September 2014
Maturity	January 2025
Issue price per $1000 increment of debt | $ / NotesSeries	997.75		997.75
Effective interest rate	3.78%		3.78%
Principal face amount: Originally issued	$ 800
Long-term debt	$ 800
Redemption present value spread - Basis points	0.385%		0.385%
Redemption present value spread - Cessation date	Oct. 17, 2024
3.75% Notes, Series CV
TELUS Corporation notes
Fixed interest rate	3.75%		3.75%
Issued	December 2015
Maturity	March 2026
Issue price per $1000 increment of debt | $ / NotesSeries	992.14		992.14
Effective interest rate	3.84%		3.84%
Principal face amount: Originally issued	$ 600
Long-term debt	$ 600
Redemption present value spread - Basis points	0.535%		0.535%
Redemption present value spread - Cessation date	Dec. 10, 2025
2.75% Notes, Series CZ
TELUS Corporation notes
Fixed interest rate	2.75%		2.75%
Issued	July 2019
Maturity	July 2026
Issue price per $1000 increment of debt | $ / NotesSeries	998.73		998.73
Effective interest rate	2.77%		2.77%
Principal face amount: Originally issued	$ 800
Long-term debt	$ 800
Redemption present value spread - Basis points	0.33%		0.33%
Redemption present value spread - Cessation date	May 8, 2026
2.80% U.S. Dollar Notes
TELUS Corporation notes
Fixed interest rate	2.80%		2.80%
Issued	September 2016
Maturity	February 2027
Issue price per $1000 increment of debt | $ / NotesSeries	991.89		991.89
Effective interest rate	2.89%		2.89%
Principal face amount: Originally issued			$ 600
Long-term debt			$ 600
Redemption present value spread - Basis points	0.20%		0.20%
Redemption present value spread - Cessation date	Nov. 16, 2026
2.80% U.S. Dollar Notes | Foreign exchange derivative
TELUS Corporation notes
Fixed interest rate	2.95%		2.95%
Principal face amount: Originally issued	$ 792
Fixed exchange rate | $ / $	1.3205		1.3205
3.70% U.S. Dollar Notes
TELUS Corporation notes
Fixed interest rate	3.70%		3.70%
Issued	March 2017
Maturity	September 2027
Issue price per $1000 increment of debt | $ / NotesSeries	998.95		998.95
Effective interest rate	3.71%		3.71%
Principal face amount: Originally issued			$ 500
Long-term debt			$ 500
Redemption present value spread - Basis points	0.20%		0.20%
Redemption present value spread - Cessation date	June 15, 2027
3.70% U.S. Dollar Notes | Foreign exchange derivative
TELUS Corporation notes
Fixed interest rate	3.41%		3.41%
Principal face amount: Originally issued	$ 667
Fixed exchange rate | $ / $	1.3348		1.3348
3.70% U.S. Dollar Notes
TELUS Corporation notes
Fixed interest rate	2.35%		2.35%
Issued	May 2020
Maturity	January 2028
Issue price per $1000 increment of debt | $ / NotesSeries	997.25		997.25
Effective interest rate	2.39%		2.39%
Principal face amount: Originally issued	$ 600
Long-term debt	$ 600
Redemption present value spread - Basis points	0.48%		0.48%
Redemption present value spread - Cessation date	Nov. 27, 2027
3.625% Notes, Series CX
TELUS Corporation notes
Fixed interest rate	3.625%		3.625%
Issued	March 2018
Maturity	March 2028
Issue price per $1000 increment of debt | $ / NotesSeries	989.49		989.49
Effective interest rate	3.75%		3.75%
Principal face amount: Originally issued	$ 600
Long-term debt	$ 600
Redemption present value spread - Basis points	0.37%		0.37%
Redemption present value spread - Cessation date	Dec. 1, 2027
3.30% Notes, Series CY
TELUS Corporation notes
Fixed interest rate	3.30%		3.30%
Issued	April 2019
Maturity	May 2029
Issue price per $1000 increment of debt | $ / NotesSeries	991.75		991.75
Effective interest rate	3.40%		3.40%
Principal face amount: Originally issued	$ 1,000
Long-term debt	$ 1,000
Redemption present value spread - Basis points	0.435%		0.435%
Redemption present value spread - Cessation date	Feb. 2, 2029
5.00% Notes, Series CAI
TELUS Corporation notes
Fixed interest rate	5.00%		5.00%
Issued	September 2022
Maturity	September 2029
Issue price per $1000 increment of debt | $ / NotesSeries	995.69		995.69
Effective interest rate	5.07%		5.07%
Principal face amount: Originally issued	$ 350
Long-term debt	$ 350
Redemption present value spread - Basis points	0.465%		0.465%
Redemption present value spread - Cessation date	July 13, 2029
3.15% Notes, Series CAA
TELUS Corporation notes
Fixed interest rate	3.15%		3.15%
Issued	December 2019
Maturity	February 2030
Issue price per $1000 increment of debt | $ / NotesSeries	996.49		996.49
Effective interest rate	3.19%		3.19%
Principal face amount: Originally issued	$ 600
Long-term debt	$ 600
Redemption present value spread - Basis points	0.395%		0.395%
Redemption present value spread - Cessation date	Nov. 19, 2029
2.05% Notes, Series CAD
TELUS Corporation notes
Fixed interest rate	2.05%		2.05%
Issued	October 2020
Maturity	October 2030
Issue price per $1000 increment of debt | $ / NotesSeries	997.93		997.93
Effective interest rate	2.07%		2.07%
Principal face amount: Originally issued	$ 500
Long-term debt	$ 500
Redemption present value spread - Basis points	0.38%		0.38%
Redemption present value spread - Cessation date	July 7, 2030
2.85% Sustainability-Linked Notes, Series CAF
TELUS Corporation notes
Fixed interest rate	2.85%		2.85%
Issued	June 2021
Maturity	November 2031
Issue price per $1000 increment of debt | $ / NotesSeries	997.52		997.52
Effective interest rate	2.88%		2.88%
Principal face amount: Originally issued	$ 750
Long-term debt	$ 750
Redemption present value spread - Basis points	0.34%		0.34%
Redemption present value spread - Cessation date	Aug. 13, 2031
Post-trigger event Interest rate	3.85%		3.85%
Redemption interest accrual rate if certificate not obtained	3.85%		3.85%
3.40% U.S. Dollar Sustainability-Linked Notes
TELUS Corporation notes
Fixed interest rate	3.40%		3.40%
Issued	February 2022
Maturity	May 2032
Issue price per $1000 increment of debt | $ / NotesSeries	997.13		997.13
Effective interest rate	3.43%		3.43%
Principal face amount: Originally issued	$ 900
Long-term debt	$ 900
Redemption present value spread - Basis points	0.25%		0.25%
Redemption present value spread - Cessation date	Feb. 13, 2032
Post-trigger event Interest rate	4.40%		4.40%
Aggregate MFN stepup and trigger event limit	1.50%		1.50%
Redemption interest accrual rate if certificate not obtained	4.40%		4.40%
3.40% U.S. Dollar Sustainability-Linked Notes | Foreign exchange derivative
TELUS Corporation notes
Fixed interest rate	3.89%		3.89%
Principal face amount: Originally issued	$ 1,148
Fixed exchange rate | $ / $	1.2753		1.2753
5.25% Sustainability-Linked Notes, Series CAG
TELUS Corporation notes
Fixed interest rate	5.25%		5.25%
Issued	September 2022
Maturity	November 2032
Issue price per $1000 increment of debt | $ / NotesSeries	996.73		996.73
Effective interest rate	5.29%		5.29%
Principal face amount: Originally issued	$ 1,100
Long-term debt	$ 1,100
Redemption present value spread - Basis points	0.515%		0.515%
Redemption present value spread - Cessation date	Aug. 15, 2032
Post-trigger event Interest rate	6.00%		6.00%
Aggregate MFN stepup and trigger event limit	1.50%		1.50%
Redemption interest accrual rate if certificate not obtained	6.00%		6.00%
4.40% Notes, Series CL
TELUS Corporation notes
Fixed interest rate	4.40%		4.40%
Issued	April 2013
Maturity	April 2043
Issue price per $1000 increment of debt | $ / NotesSeries	997.68		997.68
Effective interest rate	4.41%		4.41%
Principal face amount: Originally issued	$ 600
Long-term debt	$ 600
Redemption present value spread - Basis points	0.47%		0.47%
Redemption present value spread - Cessation date	Oct. 1, 2042
5.15% Notes, Series CN
TELUS Corporation notes
Fixed interest rate	5.15%		5.15%
Issued	November 2013
Maturity	November 2043
Issue price per $1000 increment of debt | $ / NotesSeries	995.00		995.00
Effective interest rate	5.18%		5.18%
Principal face amount: Originally issued	$ 400
Long-term debt	$ 400
Redemption present value spread - Basis points	0.50%		0.50%
Redemption present value spread - Cessation date	May 26, 2043
4.85% Notes, Series CP
TELUS Corporation notes
Fixed interest rate	4.85%		4.85%						4.85%
Issued	Multiple
Maturity	April 2044
Issue price per $1000 increment of debt | $ / NotesSeries	987.91		987.91					974.38	998.74
Effective interest rate	4.93%		4.93%					5.02%	4.86%
Principal face amount: Originally issued	$ 500							$ 400	$ 500
Long-term debt	$ 900
Redemption present value spread - Basis points	0.46%		0.46%
Redemption present value spread - Cessation date	Oct. 5, 2043
4.75% Notes, Series CR
TELUS Corporation notes
Fixed interest rate	4.75%		4.75%
Issued	September 2014
Maturity	January 2045
Issue price per $1000 increment of debt | $ / NotesSeries	992.91		992.91
Effective interest rate	4.80%		4.80%
Principal face amount: Originally issued	$ 400
Long-term debt	$ 400
Redemption present value spread - Basis points	0.515%		0.515%
Redemption present value spread - Cessation date	July 17, 2044
4.40% Notes, Series CU
TELUS Corporation notes
Fixed interest rate	4.40%		4.40%
Issued	March 2015
Maturity	January 2046
Issue price per $1000 increment of debt | $ / NotesSeries	999.72		999.72
Effective interest rate	4.40%		4.40%
Principal face amount: Originally issued	$ 500
Long-term debt	$ 500
Redemption present value spread - Basis points	0.605%		0.605%
Redemption present value spread - Cessation date	July 29, 2045
4.70% Notes, Series CW
TELUS Corporation notes
Fixed interest rate	4.70%		4.70%				4.70%
Issued	Multiple
Maturity	March 2048
Issue price per $1000 increment of debt | $ / NotesSeries	998.06		998.06			1,014.11	990.65
Effective interest rate	4.71%		4.71%			4.61%	4.76%
Principal face amount: Originally issued	$ 325					$ 150
Long-term debt	$ 475
Redemption present value spread - Basis points	0.585%		0.585%
Redemption present value spread - Cessation date	Sept. 6, 2047
4.60% U.S. Dollar Notes
TELUS Corporation notes
Fixed interest rate	4.60%		4.60%
Issued	June 2018
Maturity	November 2048
Issue price per $1000 increment of debt | $ / NotesSeries	987.60		987.60
Effective interest rate	4.68%		4.68%
Principal face amount: Originally issued			$ 750
Long-term debt			$ 750
Redemption present value spread - Basis points	0.25%		0.25%
Redemption present value spread - Cessation date	May 16, 2048
4.60% U.S. Dollar Notes | Foreign exchange derivative
TELUS Corporation notes
Fixed interest rate	4.41%		4.41%
Principal face amount: Originally issued	$ 974
Fixed exchange rate | $ / $	1.2985		1.2985
4.30% U.S. Dollar Notes
TELUS Corporation notes
Fixed interest rate	4.30%		4.30%
Issued	May 2019
Maturity	June 2049
Issue price per $1000 increment of debt | $ / NotesSeries	990.48		990.48
Effective interest rate	4.36%		4.36%
Principal face amount: Originally issued			$ 500
Long-term debt			$ 500
Redemption present value spread - Basis points	0.25%		0.25%
Redemption present value spread - Cessation date	Dec. 15, 2048
4.30% U.S. Dollar Notes | Foreign exchange derivative
TELUS Corporation notes
Fixed interest rate	4.27%		4.27%
Principal face amount: Originally issued	$ 672
Fixed exchange rate | $ / $	1.3435		1.3435
3.95% Notes, Series CAB
TELUS Corporation notes
Fixed interest rate	3.95%		3.95%		3.95%
Issued	Multiple
Maturity	February 2050
Issue price per $1000 increment of debt | $ / NotesSeries	997.54		997.54	1,003.53	991.54
Effective interest rate	3.97%		3.97%	3.93%	4.00%
Principal face amount: Originally issued	$ 400			$ 400
Long-term debt	$ 800
Redemption present value spread - Basis points	0.575%		0.575%
Redemption present value spread - Cessation date	Aug. 16, 2049
4.10% Notes, Series CAE
TELUS Corporation notes
Fixed interest rate	4.10%		4.10%
Issued	April 2021
Maturity	April 2051
Issue price per $1000 increment of debt | $ / NotesSeries	994.70		994.70
Effective interest rate	4.13%		4.13%
Principal face amount: Originally issued	$ 500
Long-term debt	$ 500
Redemption present value spread - Basis points	0.53%		0.53%
Redemption present value spread - Cessation date	Oct. 5, 2050
5.65% Notes, Series CAH
TELUS Corporation notes
Fixed interest rate	5.65%		5.65%
Issued	September 2022
Maturity	September 2052
Issue price per $1000 increment of debt | $ / NotesSeries	996.13		996.13
Effective interest rate	5.68%		5.68%
Principal face amount: Originally issued	$ 550
Long-term debt	$ 550
Redemption present value spread - Basis points	0.615%		0.615%
Redemption present value spread - Cessation date	Mar. 13, 2052
Prior to maturity date | Foreign exchange derivative
TELUS Corporation notes
Redemption price percentage	100.00%
Prior to maturity date | TELUS Corporation senior notes
TELUS Corporation notes
Redemption price percentage	100.00%
Prior to maturity date | TELUS Corporation senior notes | Minimum
TELUS Corporation notes
Redemption period	30 days
Prior to maturity date | TELUS Corporation senior notes | Maximum
TELUS Corporation notes
Redemption period	60 days
On or after the redemption cessation date | Minimum
TELUS Corporation notes
Redemption period	30 days
On or after the redemption cessation date | Maximum
TELUS Corporation notes
Redemption period	60 days